Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2020
Income tax incurred and deferred:
Schedule of IT provision - Mexico

	December 31,
	2018		2019		2020
Mexico:
Current IT	Ps.	1,766,083	Ps.	1,864,384	Ps.	631,471
Deferred IT		13,116		57,023		117,924
IT provision Mexico	Ps.	1,779,199	Ps.	1,921,407	Ps.	749,395
Aerostar:
Current Income Tax				433		(16)
Deferred Income Tax		33,879		38,146		42,546
IT provision Aerostar	Ps.	33,879	Ps.	38,579	Ps.	42,530
Airplan:
Current IT		(20,098)		110,910		2,916
Deferred IT		2,981		(92,794)		(65,686)
IT provision Airplan	Ps.	(17,117)	Ps.	18,116	Ps.	(62,770)
Total IT provision	Ps.	1,795,961	Ps.	1,978,102	Ps.	729,155

Schedule of reconciliation between statutory and effective income tax rates

	December 31,
	2018		2019		2020

Consolidated income before provision for IT	Ps.	6,916,699	Ps.	7,661,741	Ps.	2,855,692
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		(297,179)		(843,352)		(65,672)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(89,685)		(100,793)		4,337
Income before provisions for income taxes		6,529,835		6,717,596		2,794,357
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		1,958,951		2,015,279		838,307
Non-deductible items and other permanent differences		15,126		11,941		10,496
Annual adjustment for tax inflation		12,101		(12,783)		(18,958)
Accounting disconnect inflation		(189,237)		(93,030)		(80,450)
Effect by difference in rate of IT Aerostar		33,879		38,579		42,530
Effect by difference in rate of IT Airplan		(17,117)		18,116		(62,770)
Other non-taxable earnings		(17,742)		—		—
IT provision	Ps.	1,795,961	Ps.	1,978,102	Ps.	729,155
Effective IT rate		28%		29%		26%

Schedule of principal temporary differences with respect to deferred tax

	Period ended on
	December 31,
	2019		2020

Deferred income tax asset:
Temporary liabilities	Ps.	48,079	Ps.	31,019
Fair value of long-term debt		175,137		162,574
Allowance for doubtful accounts		34,296		66,609
		257,512		260,202
Deferred income tax payable:
Fixed and intangible assets (*)		(2,974,108)		(3,198,632)
Temporary assets		(287,172)		(226,106)
Amortization of expenses		(816)		(609)
		(3,262,096)		(3,425,347)
Deferred income tax liability - Net	Ps.	(3,004,584)	Ps.	(3,165,145)

(*)Includes Ps.942,519 and Ps.1,032,799 from Aerostar from the periods 2019 and 2020, and Ps.695,212 and  Ps.647,571 from Airplan in 2019 and 2020.

Schedule of net movements of the deferred tax asset and liability

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total

Balances as of December 31, 2018	Ps.	(36,874)	Ps.	3,079,749	Ps.	60,008	Ps.	(21,215)	Ps.	3,081,668
Revaluation effect by conversion Airplan and Aerostar		—		—		(102,370)		22,911		(79,459)
Consolidated income statement:
Airplan		2,467		(161,556)		(184)		66,479		(92,794)
Aerostar				38,414		(268)				38,146
México		111		60,315				(3,403)		57,023
		2,578		(62,827)		(452)		63,076		2,375
Balances as of December 31, 2019		(34,296)		3,016,922		(42,814)		64,772		3,004,584
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar		—		—		141,236		(75,456)		65,777
Consolidated income statement:
Airplan		(11,390)		(73,994)		(461)		20,159		(65,686)
Aerostar				43,767		(1,221)		—		42,546
México		(20,923)		115,197		—		23,650		117,924
		(32,313)		84,970		(1,682)		43,809		94,784
Balances as of December 31, 2020	Ps.	(66,609)	Ps.	3,101,892	Ps.	96,740	Ps.	33,125	Ps.	3,165,145

Schedule of Aerostar tax loss carryforwards

			Year of
Year of loss	Amount		expiration
2012	Ps.	7,085	2022
2013		37,256	2023
2014		25,545	2024
2015		28,520	2025
2016		27,745	2026
2017		22,248	2027
2018		10,600	2028
2019		1,975	2029
2020		30,725	2030
Total	Ps.	191,699

Schedule of Temporal differences not recognized

	December 31,
	2019		2020
Undistributed utilities	Ps.	3,424,951	Ps.	3,200,543
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	1,027,485	Ps.	960,163